Consolidated statements of changes in shareholders' equity $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive earnings USD ($)	Retained earnings (accumulated deficit) USD ($)
Balance at the beginning (in shares) at Jun. 30, 2023 | shares	33,038,367	33,038,367
Balance at the beginning at Jun. 30, 2023	$ 266,115	$ 379,924	$ 18,132	$ 1,335	$ (133,276)
Net loss	(8,659)				(8,659)
Change in fair value of interest rate swaps, net of tax	$ (709)			(709)
Common shares issued for options exercised (in shares) | shares	0
Common shares issued for options exercised	$ 0
Common shares issued for RSU exercised (in shares) | shares	301,792	301,792
Common shares issued for RSU exercised	$ 0	$ 1,062	(1,062)
Shares repurchase commitments under the automatic share purchase plan	$ 2,983		2,983
Balance at the end (in shares) at Jun. 30, 2024 | shares	33,340,159	33,340,159
Balance at the end at Jun. 30, 2024	$ 259,730	$ 380,986	20,053	626	(141,935)
Net loss	(5,010)				(5,010)
Change in fair value of interest rate swaps, net of tax	$ (561)			(561)
Common shares issued for options exercised (in shares) | shares	0
Common shares issued for options exercised	$ 0
Common shares purchased and cancelled (in shares) | shares		(439,741)
Common shares purchased and cancelled, net of tax	$ (2,872)	$ (2,872)
Common shares issued for RSU exercised (in shares) | shares	362,492	362,492
Common shares issued for RSU exercised	$ 0	$ 2,012	(2,012)
Shares repurchase commitments under the automatic share purchase plan	$ 2,908		2,908
Balance at the end (in shares) at Jun. 30, 2025 | shares	33,262,910	33,262,910
Balance at the end at Jun. 30, 2025	$ 254,195	$ 380,126	$ 20,949	$ 65	$ (146,945)